UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.): [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Afton Capital Management LLC
Address: 4720 Piedmont Row Drive, Suite 370 Charlotte, NC 28210


Form 13F File Number: 28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Coy Monk
Title:   Managing Member
Phone:   (704)887-2483

Signature, Place, and Date of Signing:

     /s/ Albert Coy Monk, IV          Charlotte, NC                    05/14/09
     -----------------------          -------------                   ----------
          [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   26

Form 13F Information Table Value Total:  $ 46,015 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE

                          FORM 13F INFORMATIONAL TABLE

          ITEM 1:              ITEM 2:     ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:           ITEM 7:        ITEM 8:
----------------------------  -------- ------------- ------------- ---------- ----------------------- --------- --------------------
      NAME OF ISSUER          TITLE OF       CUSIP          FAIR    SHARES OR       INVESTMENT         MANAGERS   VOTING AUTHORITY
                                 CLASS      NUMBER        MARKET    PRINCIPAL       DISCRETION
                                                           VALUE      AMOUNT
                                                                               ------ ------- -------           ------- ------ -----
                                                                                [A]     [B]     [C]               [A]    [B]    [C]
                                                                                               SHARED
                                                                                SOLE   SHARED  OTHER              SOLE  SHARED NONE
----------------------------  -------- ------------- ------------- ----------  ------ ------- -------  -------- ------- ------ -----
BRINK'S COMPANY (THE)             com      109696104   $1,587,600.00   60,000   sole                             60,000
BRINK'S HOME SECURITY             com      109699108   $1,695,000.00   75,000   sole                             75,000
CALGON CARBON CORPORATION         com      129603106   $3,300,193.00  232,900   sole                            232,900
CARRIZO OIL & GAS INC             com      144577103   $1,154,400.00  130,000   sole                            130,000
COVANTA HOLDING CORP              com      22282E102   $1,473,436.58  112,562   sole                            112,562
ENTERGY CORPORATION               com      29364G103   $2,383,150.00   35,000   sole                             35,000
FREEPORT-MCMORAN COPPER & GOLD    com      35671D857   $1,714,950.00   45,000   sole                             45,000
GENTEK INC                        com      37245X203   $3,796,501.83  217,067   sole                            217,067
GOLDMAN SACHS GROUP               com      38141G104   $3,180,600.00   30,000   sole                             30,000
INTEL CORPORATION                 com      458140100   $  901,800.00   60,000   sole                             60,000
ITT CORPORATION                   com      450911102   $1,154,100.00   30,000   sole                             30,000
JDA SOFTWARE GROUP INC            com      46612K108   $  577,500.00   50,000   sole                             50,000
KAISER ALUMINUM CORPORATION       com      483007704   $1,618,400.00   70,000   sole                             70,000
KINDER-MORGAN MANAGEMENT, LLC     com      49455U100   $2,532,663.36   62,136   sole                             62,136
LOCKHEED MARTIN CORPORATION       com      539830109   $2,070,900.00   30,000   sole                             30,000
MORGAN STANLEY                    com      617446448   $1,366,200.00   60,000   sole                             60,000
NAVISTAR INTL CORP                com      63934E108   $1,589,350.00   47,500   sole                             47,500
NETAPP, INC.                      com      64110D104   $1,113,000.00   75,000   sole                             75,000
NORTHROP GRUMMAN CORP             com      666807102   $  872,800.00   20,000   sole                             20,000
PETROHAWK ENERGY CORPORATION      com      716495106   $1,923,000.00  100,000   sole                            100,000
QUALCOMM INC.                     com      747525103   $  972,750.00   25,000   sole                             25,000
RAYTHEON CO                       com      755111507   $1,362,900.00   35,000   sole                             35,000
REGIONS FINANCIAL CORPORATION     com      7591EP100   $  426,000.00  100,000   sole                            100,000
SPDR GOLD TRUST ETF               com      78463V107   $4,514,000.00   50,000   sole                             50,000
TELEPHONE AND DATA SYSTEMS, INC   com      879433100   $1,325,500.00   50,000   sole                             50,000
WELLS FARGO & CO                  com      949746101   $1,408,535.36   98,914   sole                             98,914